Summary of Significant Accounting Policies - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 4,356,138	$ 3,132,648	$ 2,592,051	$ 3,388,189
Cash, cash equivalents, and restricted cash	4,394,549	3,297,880	2,752,889	3,593,539
Restricted cash (included in Prepaid Expenses and Other)
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	38,411	98,596	97,722	144,980
Restricted cash (included in Other Assets)
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 0	$ 66,636	$ 63,116	$ 60,370